Share-based Payments - Additional Information (Detail)									12 Months Ended
	Aug. 01, 2024 shares $ / shares	Apr. 15, 2024 shares $ / shares	Apr. 11, 2024 shares $ / shares	Nov. 15, 2023 shares $ / shares	Apr. 06, 2023 shares $ / shares	Jun. 01, 2022 shares $ / shares	Apr. 01, 2022 shares $ / shares	Jan. 01, 2022 shares $ / shares	Dec. 31, 2024 EUR (€) shares € / shares	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 31, 2021 shares
Statement Of Lineitems [Line Items]
Number of instruments granted in share based payment arrangement					846,000		552,500
Expense from share-based payment transactions | €									€ 10,500,000	€ 6,200,000	€ 7,600,000
Number of share options outstanding in share-based payment arrangement									3,869,188	3,830,652	3,181,538	2,470,295
Number of share options exercisable in share-based payment arrangement									2,416,042	1,919,721	1,585,404
Exercise price of outstanding share options | € / shares									€ 19.34	€ 20.08	€ 11.74
Weighted average remaining contractual life of outstanding share options									6 years 1 month 6 days	6 years 4 months 24 days	7 years 6 months
Share options, Exercised									514,356	241,825	31,257
Bottom of range [member]
Statement Of Lineitems [Line Items]
Exercise price of outstanding share options | € / shares									€ 0.01	€ 0.01	€ 0.01
Top Of Range [Member]
Statement Of Lineitems [Line Items]
Exercise price of outstanding share options | € / shares									€ 23.1	€ 16.88	€ 16.78
Share Options Vesting [member]
Statement Of Lineitems [Line Items]
Percentage of aggregate number of stock options shall vest on one year at grant date	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Percentage of aggregate number of stock options shall vest on One Month at grant date	48.00%	48.00%	48.00%	0.48%	0.48%	0.48%	0.48%	0.48%
Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Number of instruments granted in share based payment arrangement	75,000	230,000	485,000	90,000	571,000	120,000	465,000	70,000
Weighted average share price | $ / shares	$ 15.94	$ 20.15	$ 22.31	$ 16.4	$ 8.05	$ 17.98	$ 18.14	$ 14.39
Members of the board [Member]
Statement Of Lineitems [Line Items]
Number of instruments granted in share based payment arrangement					296,000		87,500
Stock options granted to board of directors [Member]
Statement Of Lineitems [Line Items]
Number of instruments granted in share based payment arrangement			70,000
Weighted average share price | $ / shares			$ 22.31
Stock options granted to board of directors [Member] | Share Options Vesting [member]
Statement Of Lineitems [Line Items]
Percentage of aggregate number of stock options shall vest on one year at grant date			100.00%
Exercise price of $14.39 per share [Member] | Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement								December 31, 2031
Exercise price of $18.14 per share [Member] | Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement					April 6, 2033		March 31, 2031
Exercise price of $17.98 per share [Member] | Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement				November 15, 2033		May 31, 2031
Exercise price of $22.31 per share [member] | Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement			April 11, 2034
Exercise price of $22.31 per share [member] | Stock options granted to board of directors [Member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement			April 11, 2034
Exercise price of $20.15 per share [member] | Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement		April 15, 2034
Exercise price of $15.94 per share [member] | Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement	August 1, 2034
Restricted Stock units [Member] | Restricted Award Agreement
Statement Of Lineitems [Line Items]
Number of instruments granted in share based payment arrangement									455,799	528,004	681,588
Expense from share-based payment transactions | €									€ 5,700,000	€ 4,500,000	€ 3,800,000
Weighted-average grant date fair value | €									€ 19.49	€ 9.52	€ 11.84
Restricted Stock units [Member] | Restricted Award Agreement | Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Number of instruments granted in share based payment arrangement									249,650
Percentage of aggregate number of stock options shall vest on one year at grant date									25.00%
Percentage of aggregate number of stock options shall vest on One Month at grant date									48.00%
Weighted-average grant date fair value | €									€ 19.75
Restricted Stock units [Member] | Restricted Award Agreement | Stock options granted to board of directors [Member]
Statement Of Lineitems [Line Items]
Number of instruments granted in share based payment arrangement									23,335
Weighted-average grant date fair value | €									€ 20.8